DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Deposits Prepayments And Other Receivables Net
SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

Deposits, prepayments and other receivables, net consist of the following:

	As of December 31,
	2024	2023
Consideration receivable	$1,625,779	$1,625,779
Deposits	22,484	18,067
Prepayments	2,573,047	3,941,488
Other receivables	125,326	773,010
	4,346,636	6,358,344
Less: allowance for expected credit loss	(1,749,619)	—
Total	$2,597,017	$6,358,344

SCHEDULE OF ALLOWANCES FOR EXPECTED CREDIT LOSS

The movement of allowances for expected credit loss is as follow:

	As of December 31,
	2024	2023

Balance at beginning, January 1	$—	$(69,000)
Allowance for expected credit losses	(1,749,619)	—
Written-off as uncollectible	—	69,000
Balance at end, December 31	$(1,749,619)	$—